Long-term Employee Benefits - Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets (Detail) - Successor [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets:
Fair value of plan assets at:	$ 59.6	$ 12.2
Realized (loss)	0.0	(0.1)
Change in unrealized gain	0.2	0.2
Purchases, sales, issues and settlements	6.0	45.6
Transfers in/(out) of Level 3	0.0	1.7
Fair value of plan assets at:	65.8	59.6
Private Equity Funds [Member]
Change in plan assets:
Fair value of plan assets at:	59.3	10.5
Realized (loss)	0.0	0.0
Change in unrealized gain	0.0	0.2
Purchases, sales, issues and settlements	3.7	46.9
Transfers in/(out) of Level 3	0.0	1.7
Fair value of plan assets at:	63.0	59.3
Debt and Equity [Member]
Change in plan assets:
Fair value of plan assets at:	0.0	0.0
Realized (loss)	0.0	0.0
Change in unrealized gain	0.0	0.0
Purchases, sales, issues and settlements	2.4	0.0
Transfers in/(out) of Level 3	0.0	0.0
Fair value of plan assets at:	2.4	0.0
Real Estate [Member]
Change in plan assets:
Fair value of plan assets at:	0.3	1.7
Realized (loss)	0.0	(0.1)
Change in unrealized gain	0.2	0.0
Purchases, sales, issues and settlements	(0.1)	(1.3)
Transfers in/(out) of Level 3	0.0	0.0
Fair value of plan assets at:	$ 0.4	$ 0.3